Asset Retirement Obligations - Summary of Changes and Balances of Current and Long-term Portions in Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 24,832
Property acquisition		23,785
Revisions in estimated liabilities	(6,466)
Accretion	2,235	1,047
Asset retirement obligations	20,601	24,832
Asset retirement obligations, current portion	12,479
Asset retirement obligations, long-term portion	$ 8,122	$ 24,832